Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Wells Fargo net income	$ 18,897	$ 15,869	$ 12,362
Foreign currency translation adjustments:
Net unrealized gains (losses) arising during the period, Before tax	(6)	(37)	83
Reclassification of net gains to net income, Before tax	(10)	0	0
Securities available for sale:
Net unrealized gains (losses) arising during the period, Before tax	5,143	(588)	2,624
Reclassification of net (gains) losses to net income, Before tax	(271)	(696)	77
Derivatives and hedging activities:
Net unrealized gains arising during the period, Before tax	52	190	750
Reclassification of net gains on cash flow hedges to net income, Before tax	(388)	(571)	(613)
Defined benefit plans adjustments:
Net actuarial gains (losses) arising during the period, Before tax	(775)	(1,079)	20
Amortization of net actuarial loss and prior service cost to net income, Before tax	144	99	104
Other comprehensive income (loss), Before tax	3,889	(2,682)	3,045
Income tax (expense) benefit related to other comprehensive income	(1,442)	1,139	(1,291)
Other comprehensive income (loss), Net of tax	2,447	(1,543)	1,754
Less: Other comprehensive income (loss) attributable to noncontrolling interests	4	(12)	25
Wells Fargo other comprehensive income (loss), net of tax	2,443	(1,531)	1,729
Total comprehensive income	21,815	14,668	14,417
Total Wells Fargo stockholders' equity [Member]
Wells Fargo net income	18,897	15,869	12,362
Defined benefit plans adjustments:
Wells Fargo other comprehensive income (loss), net of tax	2,443	(1,531)	1,729
Wells Fargo Comprehensive Income	21,340	14,338	14,091
Noncontrolling interests [Member]
Defined benefit plans adjustments:
Less: Other comprehensive income (loss) attributable to noncontrolling interests	4	(12)	25
Comprehensive income from noncontrolling interests	$ 475	$ 330	$ 326